Risk Report - Asset Quality - Legal Claims (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Legal Claims [Abstract]
Amounts outstanding on financial assets written off and still subject to enforcement activity	€ 175	€ 234